Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 14,340	£ 5,681	£ 2,114
Share premium	175,246	146,146	141,306
Share capital and share premium	£ 189,586	£ 151,827	£ 143,420
Ordinary shares of £0.04 each	35,850,321	142,037	52,860
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	20,809,855	142,037	52,860
Deferred shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	15,040,466